Discontinued operations - Financial performance and cash flow information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	¥ 2,248,103	¥ 3,521,591	¥ 4,357,462
Cost of revenue	(1,443,606)	(2,195,574)	(2,775,354)
Net impairment losses on financial and contract assets	(31,255)	(40,544)	(23,023)
Other income, gains or loss - net	(83,482)	69,183	71,362
Finance costs - net	54,195	9,494	(22,110)
(Loss)/Profit from discontinued operations	209,499	(151,373)	(132,836)
Exchange differences on translation of discontinued operations	177	9,624	43,504
Changes in the fair value of debt instruments measured at fair value through other comprehensive income of discontinued operations	6,056	500	5,324
Disposal of subsidiaries	18,237
Total comprehensive loss for the year	(445,007)	(344,760)	(496,557)
OneConnect Bank (the "Disposal Group")
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	44,295	145,917	106,540
Cost of revenue	(38,404)	(122,529)	(53,632)
Expenses	(46,549)	(163,581)	(174,230)
Net impairment losses on financial and contract assets	(10,856)	(13,406)	(10,616)
Other income, gains or loss - net	956	2,672	(544)
Finance costs - net	(80)	(446)	(354)
Loss after income tax of discontinued operations	(50,638)	(151,373)	(132,836)
Gain on sale of subsidiaries after income tax (see note (b) below)	260,137
(Loss)/Profit from discontinued operations	209,499	(151,373)	(132,836)
Exchange differences on translation of discontinued operations	177	9,624	43,504
Changes in the fair value of debt instruments measured at fair value through other comprehensive income of discontinued operations	6,056	500	5,324
Disposal of subsidiaries	18,237
Total comprehensive loss for the year	233,969	(141,249)	(84,008)
Net cash used in operating activities	(3,286)	(364,532)	(95,380)
Net cash (used in)/generated from investing activities	(112,210)	114,633	(444,564)
Net cash generated from/(used in) financing activities	(1,417)	(5,392)	253,464
Net decrease in cash and cash equivalents	¥ (116,913)	¥ (255,291)	¥ (286,480)